Note 13 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Stock Incentive Plan

On June 15, 2010, the Board of Directors approved the Company’s 2010 Stock Incentive Plan (the “2010 Plan”). The 2010 plan is administered by the Board of Directors which can make awards totaling in aggregate up to 1,500,000 shares, respectively over 10 years after the 2010 Plan’s adoption date. The persons eligible to receive awards under the 2010 Plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart, (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant.  Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.

a)
On November 4, 2011 an award of 290,000 non-vested restricted shares under the 2010 Plan was made to 17 key persons of which 50%  vested on July 1, 2012 and 50% will vest on July 1, 2013; awards to officers and directors amounted to 164,000 shares and the remaining 126,000 shares were awarded to employees of Eurobulk.

b)
On June 28, 2012 an award of 119,200 non-vested restricted shares under the 2010 Plan was made to 17 key persons of which 46,400 shares vested on July 1, 2012, 26,400 shares vested on November 16, 2012 and 46,400 shares vested on July 1, 2013; awards to officers and directors amounted to 68,480 shares and the remaining 50,720 shares were awarded to employees of Eurobulk.

c)
On November 3, 2012 an award of 435,000 non-vested restricted shares under the 2010 Plan was made to 17 key persons of which 50% vested on November 16, 2013 and 50% will vest  on November 16, 2014; awards to officers and directors amounted to 246,000 shares and the remaining 189,000 shares were awarded to employees of Eurobulk.

d)
On November 21, 2013 an award of 450,000 non-vested restricted shares under the 2010 Plan was made to 19 key persons of which 50% will vest on July 1, 2014 and 50% on July 1, 2015; awards to officers and directors amounted to 253,500 shares and the remaining 196,500 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not have the right to vote such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As of December 31, 2012 and 2013, the non-vested restricted shares accrued dividends of $36,424 and $13,050, respectively. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of non-vested restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The compensation cost that has been charged against income for those plans was $568,488, $671,381 and $568,334 for the years ended December 31, 2011, 2012 and 2013, respectively. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of December 31, 2013 and changes during the year ended December 31, 2013, are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2013	626,400	1.6
Granted	450,000	1.13
Vested	(403,650)	1.86
Forfeited	(10,500)	1.13
Non-vested on December 31, 2013	662,250	1.13

As of December 31, 2013, there was $753,800 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2010 Plan and is expected to be recognized over a weighted-average period of 0.75 years. The total fair value at grant-date of shares vested during the year ended December 31, 2011, December 31, 2012, and December 31, 2013 was $669,075, $879,648 and $748,967, respectively.